Warrants (Details Textual) - USD ($)	1 Months Ended
	Dec. 21, 2012	Jun. 30, 2015
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 3,375,000
Warrant [Member]
Stock Issued During Period, Shares, New Issues	4,000,000
Investment Warrant Exercise Price	$ 10.00
Reedemable Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Warrant Expiration Period	30 days
Share Price	$ 15.00
Public Warrant [Member]
Class of Warrant or Right, Outstanding		3,357,403
Derivative Liability, Fair Value, Gross Liability		$ 3,490,791
Placement Warrant [Member]
Class of Warrant or Right, Outstanding		4,500,000
Derivative Liability, Fair Value, Gross Liability		$ 4,415,738